Property And Equipment, Net (Schedule Of Property And Equipment, Net) (Details) (USD $)																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Operating Equipment [Member]	Dec. 31, 2011 Operating Equipment [Member]	Dec. 31, 2012 Office Furniture, Equipment, And Computers [Member]	Dec. 31, 2011 Office Furniture, Equipment, And Computers [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2011 Buildings [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2011 Vehicles [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Property Subject To Operating Lease [Member]	Dec. 31, 2011 Property Subject To Operating Lease [Member]	Dec. 31, 2012 Property Subject To Operating Lease [Member] Operating Equipment [Member]	Dec. 31, 2011 Property Subject To Operating Lease [Member] Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 82,551,000	$ 97,691,000		$ 49,793,000	$ 66,695,000	$ 22,976,000	$ 21,183,000	$ 1,022,000	$ 1,022,000	$ 2,731,000	$ 3,067,000	$ 3,389,000	$ 3,196,000	$ 2,640,000	$ 2,528,000
Less - accumulated depreciation and amortization	(48,395,000)	(56,821,000)
Property and equipment, net	34,156,000	40,870,000	46,147,000
Operating equipment, amount subject to lease transactions																		28,800,000	45,200,000
Accumulated depreciation and amortization subject to lease transactions																$ 14,200,000	$ 25,500,000